Net Loss Per Share (Tables)	12 Months Ended
Jul. 03, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per common share
	Fiscal Year Ended
	July 3, 2022			June 27, 2021
	Class A	Class B	Total	Class A	Class B	Total
Numerator
Net loss allocated to common stockholders	$(32,198)	$(7,969)	$(40,167)	$(134,476)	$—	$(134,476)

Denominator
Weighted-average shares outstanding	124,920,063	30,917,091	155,837,154	146,848,329	—	146,848,329

Net loss per share, basic and diluted	$(0.26)	$(0.26)	$(0.26)	$(0.92)	$—	$(0.92)